Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Net book value of intangible assets	$ 407	$ 424	$ 462	$ 490
Provision for impairment of intangible assets	(40)	(40)	(43)	$ (25)
Total	$ 367	$ 384	$ 419